Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 13, 2023	Oct. 29, 2021	Oct. 29, 2021	Sep. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2023
Fair Value Measurements (Details) [Line Items]
Probability of equity financing percentage						0.00%	45.00%
Probability of liquidity percentage						95.00%	50.00%
Probability of dissolution event percentage						5.00%	5.00%
Discount rate percentage						16.40%	9.60%
Liquidity event term						3 months	1 year
Dissolution events term						1 year	2 years
Volatility percentage							65.00%
Equity financing term						6 months	6 months
Stock price (in Dollars per share)	$ 10.42				$ 10.8			$ 10.26
Dividend percentage	0.00%				0.00%
Risk-free rate	3.93%				3.61%		0.10%
Expected volatility percentage	100.00%				100.00%		45.00%
Contract assumed percentage					60.00%
Fair value liabilities (in Dollars)	$ 99.7
Contract percentage	60.00%				86.00%
Liquidity percentage						50.00%
Volatility rate						65.00%
Discount rate						18.70%
Liquidity event term						1 year
Dissoution events term						2 years
Fair value (in Dollars)	$ 20.7
Price per share (in Dollars per share)	$ 10
Inflection Point Acquisition Corp. [Member]
Fair Value Measurements (Details) [Line Items]
Purchase an additional units (in Shares)			2,975,000
Share per value (in Dollars per share)			$ 10
Stock price (in Dollars per share)						$ 0.35
Risk-free rate		0.08%		0.06%
Expected volatility percentage		4.50%		4.40%
Price per share (in Dollars per share)						$ 5.96
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)	2,066,667
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)						31,588,011	31,588,011
Series of Individually Immaterial Business Acquisitions [Member]
Fair Value Measurements (Details) [Line Items]
Equity percentage						45.00%